Schedule of Investments (unaudited)
November 30, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 73.7%
Communication Services — 8.5%
Diversified Telecommunication Services — 3.7%
AT&T Inc., Senior Notes	1.650%	2/1/28	$1,490,000	$1,360,398
AT&T Inc., Senior Notes	2.250%	2/1/32	1,360,000	1,146,275
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	346,255
AT&T Inc., Senior Notes	5.350%	9/1/40	480,000	478,357
AT&T Inc., Senior Notes	5.550%	8/15/41	390,000	395,833
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	301,360
AT&T Inc., Senior Notes	3.500%	9/15/53	620,000	443,511
AT&T Inc., Senior Notes	3.800%	12/1/57	7,560,000	5,568,860
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	1,066,939
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	351,780
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	652,742
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	1,200,000	1,049,570
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,764,000	1,489,030
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,060,000	1,991,509
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	610,000	581,296
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	1,204,000	1,174,425 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,160,000	1,165,429
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,600,000	1,141,787
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	210,000	165,735
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	82,256
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	540,000	351,961
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	2,570,000	1,911,753
Verizon Communications Inc., Senior Notes	3.875%	3/1/52	1,420,000	1,113,121
Total Diversified Telecommunication Services				24,330,182
Entertainment — 0.4%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	320,000	309,977
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	360,000	340,666
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	990,000	893,741
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	130,000	109,916
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	890,000	716,027
Total Entertainment				2,370,327
Media — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	139,000	138,946
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	700,000	680,610
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	1,110,000	1,100,234
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	540,000	494,063
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,620,000	1,494,174
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	205,413
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	$400,000	$393,517
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	777,877
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,150,000	1,765,853
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	910,000	719,038
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	2,010,000	1,368,853
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	500,000	417,941
Comcast Corp., Senior Notes	4.150%	10/15/28	550,000	542,301
Comcast Corp., Senior Notes	4.250%	10/15/30	2,390,000	2,335,388
Comcast Corp., Senior Notes	4.000%	8/15/47	140,000	114,357
Comcast Corp., Senior Notes	3.969%	11/1/47	1,480,000	1,192,863
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	1,007,538
Comcast Corp., Senior Notes	2.887%	11/1/51	1,180,000	763,267
Comcast Corp., Senior Notes	2.937%	11/1/56	1,424,000	894,422
Fox Corp., Senior Notes	5.576%	1/25/49	1,240,000	1,208,127
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	270,000	268,420
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,510,000	1,591,570
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	141,784
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,150,000	1,062,417
Total Media				20,678,973
Wireless Telecommunication Services — 1.2%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	100,000	97,985
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	540,000	472,176
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	4,550,000	4,201,926
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	1,840,000	1,556,720
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	270,000	243,257
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,510,000	1,127,540
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	680,000	478,585
Total Wireless Telecommunication Services				8,178,189

Total Communication Services				55,557,671
Consumer Discretionary — 4.8%
Automobiles — 0.9%
General Motors Co., Senior Notes	6.600%	4/1/36	350,000	378,602
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	208,810
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,029,481
General Motors Co., Senior Notes	5.200%	4/1/45	500,000	457,225
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	257,673
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	2,190,000	2,151,674 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,750,000	1,648,285 (a)
Total Automobiles				6,131,750
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — 1.7%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	$6,230,000	$5,859,430
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	463,584
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	432,023
Amazon.com Inc., Senior Notes	3.100%	5/12/51	4,270,000	3,038,824
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	104,345
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,380,000	843,060
Total Broadline Retail				10,741,266
Hotels, Restaurants & Leisure — 1.7%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,920,000	4,857,516
McDonald’s Corp., Senior Notes	3.625%	9/1/49	3,360,000	2,554,187
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,320,000	1,315,852
Sands China Ltd., Senior Notes	2.300%	3/8/27	950,000	882,580
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	991,018
Sands China Ltd., Senior Notes	2.850%	3/8/29	570,000	509,766
Total Hotels, Restaurants & Leisure				11,110,919
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	3.300%	4/15/40	920,000	744,988
Home Depot Inc., Senior Notes	4.950%	9/15/52	1,930,000	1,851,262
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	520,000	515,213
Total Specialty Retail				3,111,463

Total Consumer Discretionary				31,095,398
Consumer Staples — 2.5%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	620,000	626,347
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	380,581
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,153,000	1,085,580
Total Beverages				2,092,508
Food Products — 0.1%
Mars Inc., Senior Notes	3.200%	4/1/30	890,000	831,962 (a)
Personal Care Products — 0.3%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	660,000	642,171
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	450,000	426,682
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	710,000	655,808
Total Personal Care Products				1,724,661
Tobacco — 1.8%
Altria Group Inc., Senior Notes	4.800%	2/14/29	44,000	43,958
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	705,282
Altria Group Inc., Senior Notes	3.400%	2/4/41	920,000	700,205
Altria Group Inc., Senior Notes	3.700%	2/4/51	3,320,000	2,414,364
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,765,000	1,714,083
BAT Capital Corp., Senior Notes	7.750%	10/19/32	3,620,000	4,190,069
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,860,000	1,840,715
Total Tobacco				11,608,676

Total Consumer Staples				16,257,807
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 13.3%
Oil, Gas & Consumable Fuels — 13.3%
Apache Corp., Senior Notes	4.250%	1/15/30	$200,000	$190,425
Apache Corp., Senior Notes	5.100%	9/1/40	1,750,000	1,540,137
BP Capital Markets America Inc., Senior Notes	3.001%	3/17/52	3,370,000	2,245,334
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	440,000	426,405
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	2,280,000	2,020,264 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,586,000	1,348,150 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	340,000	322,356 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	830,000	812,572
Continental Resources Inc., Senior Notes	5.750%	1/15/31	320,000	322,509 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	850,000	832,651
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,250,000	2,192,022
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,460,699
Devon Energy Corp., Senior Notes	4.500%	1/15/30	350,000	342,595
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,550,000	1,498,178
Devon Energy Corp., Senior Notes	4.750%	5/15/42	660,000	576,254
Devon Energy Corp., Senior Notes	5.000%	6/15/45	680,000	598,400
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	300,000	281,835
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	790,000	710,455
Ecopetrol SA, Senior Notes	5.875%	11/2/51	7,500,000	5,181,687
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,560,000	2,535,803
Energy Transfer LP, Senior Notes	4.950%	6/15/28	190,000	191,388
Energy Transfer LP, Senior Notes	5.250%	4/15/29	550,000	558,345
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,550,000	1,463,109
Energy Transfer LP, Senior Notes	5.300%	4/1/44	40,000	37,618
Energy Transfer LP, Senior Notes	5.400%	10/1/47	640,000	602,662
Energy Transfer LP, Senior Notes	6.250%	4/15/49	280,000	293,628
Energy Transfer LP, Senior Notes	5.000%	5/15/50	660,000	589,305
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	950,000	935,761
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	1,540,000	1,410,372
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	280,000	257,199
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	110,000	93,293
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	160,680
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	200,000	153,907
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,140,000	2,062,056 (b)
EOG Resources Inc., Senior Notes	4.950%	4/15/50	4,310,000	4,043,648
EQT Corp., Senior Notes	7.000%	2/1/30	2,910,000	3,144,603
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,800,000	1,536,100
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,750,000	1,527,331
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	8,440,000	7,565,521 (a)
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	200,000	195,470
MPLX LP, Senior Notes	4.125%	3/1/27	550,000	543,631
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,655,811
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,467,781
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	193,820
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	$2,300,000	$2,202,599
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	669,960
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	225,865
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	210,319
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	830,000	650,019
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	2,460,000	1,765,252
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	390,000	292,476
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	3,340,000	3,282,068 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,390,000	2,242,707
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,020,000	1,547,046 (a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	766,116
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	777,000	557,900
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,350,000	1,167,872
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	880,000	805,516
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	360,000	316,738
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	880,000	633,586
Targa Resources Corp., Senior Notes	6.250%	7/1/52	250,000	265,089
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,230,000	1,205,654
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,300,000	2,084,031 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	420,000	431,400
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	530,000	489,581
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	1,230,000	972,263
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	1,380,000	1,375,281
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	295,296
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,750,000	1,663,055
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	350,000	312,847
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,350,000	1,321,224
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	339,602
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,290,000	1,222,336

Total Energy				86,435,468
Financials — 22.6%
Banks — 14.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,844,637 (a)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	600,000	589,436 (b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,860,000	1,822,982
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	8,430,000	7,265,641 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	535,558 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	2,840,000	2,488,854 (b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	500,000	485,487 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	2,370,000	2,350,789 (b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	3,890,000	3,644,290 (b)
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	$2,180,000	$2,151,769 (b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	2,910,000	2,635,828 (a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	5,320,000	5,255,629 (a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	2,930,000	2,899,485 (a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	2,260,000	2,250,906 (a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,400,000	1,781,091
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,280,000	1,131,703 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	7,250,000	7,163,776 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,740,000	1,721,850
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	609,014
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,280,000	2,265,414
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	2,680,000	2,624,556
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	1,570,000	1,443,256 (a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	1,998,299 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,440,000	1,420,430 (a)(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. Term SOFR + 1.796%)	4.583%	6/19/29	200,000	197,388 (b)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	2,220,000	2,124,902 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,860,000	1,655,989 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,120,000	785,222 (b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	380,000	311,364 (b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/47 then 3 mo. Term SOFR + 1.722%)	4.032%	7/24/48	1,610,000	1,349,198 (b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	570,000	559,476 (b)
JPMorgan Chase & Co., Senior Notes (4.912% to 7/25/32 then SOFR + 2.080%)	4.912%	7/25/33	7,855,000	7,851,432 (b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	740,000	705,750
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	600,000	542,684 (b)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	850,000	838,522
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	464,309
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	2,630,000	2,632,659 (b)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	950,000	973,851 (b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	919,000	813,493 (a)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	670,000	690,984 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	270,000	281,970 (b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	6,147,000	5,487,851 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	2,140,000	2,195,575 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	1,020,000	1,045,888 (b)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,409,302
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	$1,720,000	$1,561,460
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	838,427
Total Banks				93,698,376
Capital Markets — 4.6%
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,520,000	1,414,978
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,730,000	1,266,337 (b)
Goldman Sachs Group Inc., Senior Notes (3.436% to 2/24/42 then SOFR + 1.632%)	3.436%	2/24/43	1,810,000	1,423,494 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	880,000	863,769 (b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	880,000	875,777
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,350,000	1,495,739
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	880,000	849,466
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	476,401 (a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,250,000	2,928,757 (b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	6,390,000	6,922,664 (b)
UBS Group AG, Senior Notes	4.125%	9/24/25	1,440,000	1,432,889 (a)
UBS Group AG, Senior Notes	4.253%	3/23/28	3,570,000	3,502,251 (a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	1,970,000	1,814,988 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	3,990,000	3,831,392 (a)(b)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	730,000	790,238 (a)(b)
Total Capital Markets				29,889,140
Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,270,000	1,214,436
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	980,000	915,341
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	690,000	612,452
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	400,337 (a)
Mastercard Inc., Senior Notes	3.650%	6/1/49	9,790,000	7,758,305
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	375,301 (a)
Visa Inc., Senior Notes	4.300%	12/14/45	6,595,000	5,938,763
Total Financial Services				17,214,935
Insurance — 0.9%
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	413,000	338,097
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	421,811
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	841,656 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	5,070,000	4,257,517 (a)
Total Insurance				5,859,081
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	479,640 (a)

Total Financials				147,141,172
Health Care — 7.0%
Biotechnology — 2.3%
AbbVie Inc., Senior Notes	3.200%	11/21/29	4,220,000	3,957,812
AbbVie Inc., Senior Notes	4.400%	11/6/42	4,760,000	4,300,083
AbbVie Inc., Senior Notes	4.875%	11/14/48	4,580,000	4,320,573
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	373,681
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	$2,360,000	$2,178,965
Total Biotechnology				15,131,114
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	357,000	322,937
Health Care Providers & Services — 4.0%
Cigna Group, Senior Notes	4.375%	10/15/28	700,000	693,697
Cigna Group, Senior Notes	4.800%	8/15/38	1,470,000	1,392,355
Cigna Group, Senior Notes	3.400%	3/15/50	4,870,000	3,451,274
CVS Health Corp., Senior Notes	4.300%	3/25/28	438,000	429,676
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	484,661
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,770,000	2,493,037
CVS Health Corp., Senior Notes	4.250%	4/1/50	2,750,000	2,156,635
Elevance Health Inc., Senior Notes	4.100%	5/15/32	2,970,000	2,810,806
Humana Inc., Senior Notes	3.700%	3/23/29	660,000	629,273
Humana Inc., Senior Notes	2.150%	2/3/32	1,100,000	899,667
Humana Inc., Senior Notes	4.950%	10/1/44	1,930,000	1,733,031
Humana Inc., Senior Notes	4.800%	3/15/47	1,750,000	1,521,310
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	1,510,000	1,479,609
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	1,740,000	1,685,753
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,066,195
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	896,137
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	1,340,000	1,431,422
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,750,000	1,127,821
Total Health Care Providers & Services				26,382,359
Pharmaceuticals — 0.6%
Pfizer Inc., Senior Notes	2.550%	5/28/40	1,990,000	1,439,919
Pfizer Inc., Senior Notes	4.000%	3/15/49	2,880,000	2,381,169
Total Pharmaceuticals				3,821,088

Total Health Care				45,657,498
Industrials — 4.5%
Aerospace & Defense — 3.0%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	496,721
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	485,639
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	600,261
Boeing Co., Senior Notes	3.200%	3/1/29	900,000	830,689
Boeing Co., Senior Notes	3.250%	2/1/35	1,510,000	1,217,905
Boeing Co., Senior Notes	5.705%	5/1/40	570,000	553,108
Boeing Co., Senior Notes	3.750%	2/1/50	230,000	162,780
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	640,000	616,047
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	1,560,000	1,478,681
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	1,910,000	1,840,453
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	9,430,000	7,844,943
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	3,030,000	2,507,066
RTX Corp., Senior Notes	4.050%	5/4/47	1,430,000	1,176,968
Total Aerospace & Defense				19,811,261
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Air Freight & Logistics — 0.8%
DP World Ltd., Senior Notes	5.625%	9/25/48	$5,040,000	$4,867,700 (a)
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	760,000	687,577
Ground Transportation — 0.6%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	1,580,000	1,316,292
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,050,000	1,565,178
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,470,000	1,062,412
Total Ground Transportation				3,943,882
Passenger Airlines — 0.0%††
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	51,000	50,749 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	149,029 (a)
Total Passenger Airlines				199,778

Total Industrials				29,510,198
Information Technology — 2.1%
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Inc., Senior Notes	4.150%	11/15/30	709,000	685,793
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,030,000	857,211 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	74,021 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	839,000	814,562 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,710,000	1,431,892
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	508,238
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	1,560,000	1,462,133
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	700,000	663,390
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	2,880,000	2,511,382
Total Semiconductors & Semiconductor Equipment				9,008,622
Software — 0.7%
Oracle Corp., Senior Notes	2.950%	4/1/30	400,000	365,641
Oracle Corp., Senior Notes	3.250%	5/15/30	4,800,000	4,453,212
Total Software				4,818,853

Total Information Technology				13,827,475
Materials — 3.4%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	520,000	515,092 (a)
Metals & Mining — 2.1%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	1,880,000	1,840,057 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	2,110,000	2,166,787
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,037,565
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,200,000	3,102,328
Southern Copper Corp., Senior Notes	5.250%	11/8/42	6,380,000	5,960,160
Total Metals & Mining				14,106,897
Paper & Forest Products — 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	3,020,000	2,732,037 (a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,290,000	3,351,856
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Paper & Forest Products — continued
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	$1,670,000	$1,503,548
Total Paper & Forest Products				7,587,441

Total Materials				22,209,430
Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	331,906 (a)

Utilities — 5.0%
Electric Utilities — 5.0%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	2,077,263 (a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	700,000	499,028
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	5,340,000	5,211,764
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	7,170,000	6,385,221
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	2,391,000	1,962,402
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,502,940
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	580,000	417,796
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	4,000,000	3,627,834 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.250%	1/25/49	1,310,000	1,334,754 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.875%	7/17/49	250,000	210,134 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.375%	2/5/50	5,500,000	4,345,664 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.000%	6/30/50	7,080,000	5,194,117 (a)

Total Utilities				32,768,917
Total Corporate Bonds & Notes (Cost — $496,649,713)				480,792,940
Sovereign Bonds — 6.7%
Colombia — 2.2%

Colombia Government International Bond, Senior Notes	5.000%	6/15/45	20,600,000	14,559,324
Israel — 0.6%

Israel Government International Bond, Senior Notes	4.125%	1/17/48	5,060,000	3,976,583
Kazakhstan — 0.5%

Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	3,340,000	3,137,056 (a)
Mexico — 3.4%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	30,280,000	21,763,976

Total Sovereign Bonds (Cost — $41,099,252)				43,436,939
Asset-Backed Securities — 5.0%
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. Term SOFR + 1.262%)	5.879%	4/20/31	547,590	548,823 (a)(b)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	6.247%	4/20/37	3,140,000	3,159,228 (a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. Term SOFR + 1.262%)	5.879%	4/20/31	1,807,859	1,812,335 (a)(b)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.137%	4/20/37	8,700,000	8,765,909 (a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	6.226%	4/25/37	3,050,000	3,076,538 (a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	6.576%	4/25/36	580,000	583,105 (a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	723,486	607,528 (a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.479%	10/20/30	2,680,000	2,686,790 (a)(b)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	6.167%	4/20/37	4,280,000	4,313,107 (a)(b)
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	6.467%	4/20/36	1,500,000	1,514,910 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	6.447%	1/20/37	4,000,000	4,041,155 (a)(b)
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	6.476%	1/23/37	$1,810,000	$1,826,718 (a)(b)

Total Asset-Backed Securities (Cost — $32,808,916)				32,936,146
U.S. Government & Agency Obligations — 1.6%
U.S. Government Obligations — 1.6%
U.S. Treasury Bonds	4.125%	8/15/44	210,000	199,959
U.S. Treasury Bonds	3.000%	2/15/48	1,020,000	795,022 (d)
U.S. Treasury Bonds	1.375%	8/15/50	10,000	5,268
U.S. Treasury Bonds	4.000%	11/15/52	10,000	9,326
U.S. Treasury Bonds	4.625%	5/15/54	8,740,000	9,088,235 (d)
U.S. Treasury Notes	4.000%	7/31/29	350,000	348,585 (d)

Total U.S. Government & Agency Obligations (Cost — $11,303,267)				10,446,395
Total Investments before Short-Term Investments (Cost — $581,861,148)				567,612,420

Short-Term Investments — 8.2%
Repurchase Agreements — 4.9%
Goldman Sachs & Co. repurchase agreement dated 11/29/24; Proceeds at maturity — $32,012,107; (Fully collateralized by U.S. government obligations, 1.250% due 4/15/28; Market value — $32,623,656) (Cost — $32,000,000)	4.540%	12/2/24	32,000,000	32,000,000
			Shares
Overnight Deposits — 3.3%
BNY Mellon Cash Reserve Fund (Cost — $21,206,933)	1.350%		21,206,933	21,206,933 (e)

Total Short-Term Investments (Cost — $53,206,933)				53,206,933
Total Investments — 95.2% (Cost — $635,068,081)				620,819,353
Other Assets in Excess of Liabilities — 4.8%				31,197,139
Total Net Assets — 100.0%				$652,016,492

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series C Fund
At November 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	995	3/25	$204,703,675	$205,078,829	$375,154
U.S. Treasury 5-Year Notes	702	3/25	75,101,461	75,536,295	434,834
U.S. Treasury Long-Term Bonds	3,173	3/25	371,107,610	379,173,500	8,065,890
U.S. Treasury Ultra 10-Year Notes	241	3/25	27,259,912	27,666,048	406,136
U.S. Treasury Ultra Long-Term Bonds	303	3/25	37,601,544	38,537,812	936,268
					10,218,282
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,771	3/25	194,912,049	196,913,062	(2,001,013)
Net unrealized appreciation on open futures contracts					$8,217,269
At November 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.43 Index	$984,319,000	12/20/29	1.000% quarterly	$23,485,503	$21,418,977	$2,066,526

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series C Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$480,792,940	—	$480,792,940
Sovereign Bonds	—	43,436,939	—	43,436,939
Asset-Backed Securities	—	32,936,146	—	32,936,146
U.S. Government & Agency Obligations	—	10,446,395	—	10,446,395
Total Long-Term Investments	—	567,612,420	—	567,612,420
Short-Term Investments†:
Repurchase Agreements	—	32,000,000	—	32,000,000
Overnight Deposits	—	21,206,933	—	21,206,933
Total Short-Term Investments	—	53,206,933	—	53,206,933
Total Investments	—	$620,819,353	—	$620,819,353
Other Financial Instruments:
Futures Contracts††	$10,218,282	—	—	$10,218,282
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$2,066,526	—	2,066,526
Total Other Financial Instruments	$10,218,282	$2,066,526	—	$12,284,808
Total	$10,218,282	$622,885,879	—	$633,104,161
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,001,013	—	—	$2,001,013

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an affiliated company for all or some portion of the period ended November 30, 2024. The following transactions were effected in such company for the period ended November 30, 2024.

	Affiliate Value at February 29, 2024	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$998,600	—	—	$1,000,000	1,000,000

Western Asset SMASh Series C Fund 2024 Quarterly Report

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2024
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$2,441	$1,400	—

Western Asset SMASh Series C Fund 2024 Quarterly Report